STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - .6%
General Motors Co.	721,924		22,812,798
Banks - 4.2%
JPMorgan Chase & Co.	1,011,300		157,843,704
Capital Goods - 5.9%
Eaton Corp. PLC	158,894		36,178,575
Howmet Aerospace, Inc.	615,455		32,372,933
Hubbell, Inc.	96,409		28,922,700
Northrop Grumman Corp.	155,160		73,725,826
The Boeing Company	220,364	[a]	51,042,913
			222,242,947
Commercial & Professional Services - 1.8%
CACI International, Inc., Cl. A	111,184	[a]	35,684,505
Veralto Corp.	393,528	[a]	30,400,038
			66,084,543
Consumer Services - 2.3%
International Game Technology PLC	1,294,471	[b]	34,601,210
Las Vegas Sands Corp.	1,114,572		51,404,061
			86,005,271
Energy - 10.4%
ConocoPhillips	874,507		101,066,774
Diamondback Energy, Inc.	166,732		25,745,088
EQT Corp.	1,708,809		68,284,008
Marathon Oil Corp.	907,096		23,067,451
Marathon Petroleum Corp.	332,638		49,626,263
Occidental Petroleum Corp.	1,285,041		76,010,175
Phillips 66	386,986		49,878,625
			393,678,384
Financial Services - 13.8%
Ameriprise Financial, Inc.	79,309		28,036,525
Ares Management Corp., Cl. A	258,010		28,961,622
Berkshire Hathaway, Inc., Cl. B	454,511	[a]	163,623,960
CME Group, Inc.	407,894		89,067,734
LPL Financial Holdings, Inc.	133,885		29,762,635
Morgan Stanley	594,588		47,174,612
The Goldman Sachs Group, Inc.	199,515		68,142,353
Voya Financial, Inc.	911,788		65,201,960
			519,971,401
Food, Beverage & Tobacco - 3.3%
Bunge Global SA	348,262		38,263,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
Mondelez International, Inc., Cl. A	392,019		27,856,870
Philip Morris International, Inc.	298,910		27,906,238
The Coca-Cola Company	543,199		31,744,550
			125,771,204
Health Care Equipment & Services - 10.5%
Alcon, Inc.	359,484	[a,b]	27,187,775
Becton, Dickinson and Co.	331,602		78,317,760
Boston Scientific Corp.	1,141,228	[a]	63,783,233
Centene Corp.	680,902	[a]	50,168,859
Globus Medical, Inc., Cl. A	579,746	[a]	26,042,190
Medtronic PLC	1,319,680		104,611,034
UnitedHealth Group, Inc.	80,629		44,585,418
			394,696,269
Household & Personal Products - 1.4%
Kenvue, Inc.	2,585,327		52,844,084
Insurance - 11.1%
American International Group, Inc.	996,315		65,567,490
Aon PLC, Cl. A	144,881		47,591,960
Assurant, Inc.	427,603		71,845,856
RenaissanceRe Holdings Ltd.	357,336		76,598,545
The Allstate Corp.	522,192		71,994,611
The Progressive Corp.	198,530		32,564,876
Willis Towers Watson PLC	208,190		51,277,197
			417,440,535
Materials - 5.5%
CF Industries Holdings, Inc.	463,092		34,801,364
CRH PLC	1,040,807	[b]	65,310,639
Freeport-McMoRan, Inc.	1,543,652		57,609,093
Newmont Corp.	685,056		27,532,401
Vulcan Materials Co.	106,626		22,771,049
			208,024,546
Media & Entertainment - 3.9%
Alphabet, Inc., Cl. A	266,030	[a]	35,256,956
Meta Platforms, Inc., Cl. A	57,867	[a]	18,931,189
Omnicom Group, Inc.	568,964		45,875,567
The Interpublic Group of Companies, Inc.	1,466,732		45,087,342
			145,151,054
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
AbbVie, Inc.	338,161		48,150,745
Alnylam Pharmaceuticals, Inc.	104,991	[a]	17,664,736
Biogen, Inc.	73,682	[a]	17,247,483
BioMarin Pharmaceutical, Inc.	418,958	[a]	38,158,695
Danaher Corp.	549,999		122,820,277
Regeneron Pharmaceuticals, Inc.	62,649	[a]	51,610,873

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.2% (continued)
Sanofi, ADR		1,114,625	[a]	52,108,719
				347,761,528
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.		205,393		30,763,763
Intel Corp.		1,557,200		69,606,840
Lam Research Corp.		52,295		37,439,036
Micron Technology, Inc.		685,554		52,184,370
				189,994,009
Software & Services - 3.2%
Akamai Technologies, Inc.		353,701	[a]	40,863,076
Dolby Laboratories, Inc., Cl. A		384,405		33,108,803
International Business Machines Corp.		288,851		45,800,215
				119,772,094
Technology Hardware & Equipment - 1.3%
Cisco Systems, Inc.		996,664		48,218,604
Telecommunication Services - 1.1%
AT&T, Inc.		2,572,125		42,620,111
Transportation - 1.5%
FedEx Corp.		222,587		57,612,193
Utilities - 3.0%
Constellation Energy Corp.		654,308		79,197,440
Dominion Energy, Inc.		752,195		34,104,521
				113,301,961
Total Common Stocks (cost $3,386,540,392)				3,731,847,240
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $36,410,168)	5.41	36,410,168	[c]	36,410,168

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,596,806)	5.41	13,596,806	[c]	13,596,806
Total Investments (cost $3,436,547,366)		100.4%		3,781,854,214
Liabilities, Less Cash and Receivables		(.4%)		(13,717,186)
Net Assets		100.0%		3,768,137,028

ADR—American Depositary Receipt

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $14,074,926 and the value of the collateral was $14,338,071, consisting of cash collateral of $13,596,806 and U.S. Government & Agency securities valued at $741,265. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,731,847,240	-	-	3,731,847,240
Investment Companies	50,006,974	-	-	50,006,974

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $345,306,848, consisting of $389,240,840 gross unrealized appreciation and $43,933,992 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.